151 Farmington Avenue                   Linda T. Tudan
           Hartford, CT  06156                     Contracts and Prospectus Unit
                                                   (860) 273-0437
                                                   Fax (860) 273-3004

May 2, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention:  Filing Desk

RE: Aetna Life Insurance and Annuity Company and its Variable Annuity
    Account C--File Nos. 33-75974 , 811-2513

    Prospectus Title: Group Variable Annuity Contracts for Tax-Deferred Annuity Plans (Section 403(b)), Qualified 401 Plans, and HR 10 Plans


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus contained in Post-Effective Amendment No. 7 to the Registration Statement for the above-referenced Registrant does not differ from that which was filed electronically on April 24, 1997. In addition, the text of the Prospectus and Statement of Additional Information has not changed since such filing; therefore in reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.


Should you have any questions regarding this submission, please contact me at
(860) 273-0437.

Sincerely,


/s/ Linda T. Tudan
Prospectus Unit